Lease Arrangements	12 Months Ended
Dec. 31, 2016
Lease Arrangements [Abstract]
Lease Arrangements

13.Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to eleven years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2016 or 2015.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2016 (in thousands):

2017	$21,091
2018	17,884
2019	14,423
2020	11,943
2021	7,810
Thereafter	15,891
Total minimum rental payments	$89,042

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2016	2015	2014

Total rental expense	$40,034	$40,021	$39,606